Personnel expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses
Pensions	kr (60)	kr (52)	kr (58)
Social insurance	(63)	(59)	(61)
Other personnel expenses	(19)	(14)	(12)
Total personnel expenses	(333)	(311)	(320)
Board of Directors and the Chief Executive Officer
Personnel expenses
Salaries and remuneration	(7)	(7)	(7)
Senior Executives
Personnel expenses
Salaries and remuneration	(23)	(21)	(20)
Pensionable remuneration	23	21
Other employees
Personnel expenses
Salaries and remuneration	(161)	(158)	kr (162)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel expenses
Pensionable remuneration	kr 5	kr 5